Property and Equipment (Details) - Schedule of Property and Equipment - Vaso Corporation and Subsidaries [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 11,532	$ 11,127
Less: accumulated depreciation and amortization	(10,358)	(9,787)
Property and equipment, net	1,174	1,340
Office, laboratory and other equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	2,084	1,928
Equipment furnished for customer or clinical uses [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	8,233	7,981
Right of use assets - finance leases [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	1,116	1,119
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 99	$ 99